RECEIVABLES, NET - NON CURRENT AND CURRENT	12 Months Ended
Dec. 31, 2022
Receivables, net [Abstract]
RECEIVABLES, NET - NON CURRENT AND CURRENT	RECEIVABLES, NET – NON CURRENT AND CURRENT

	As of December 31,
	2022	2021

Receivables with related parties (Notes 25 and 13 (b))	127,008	126,860
Employee advances and loans	21,729	23,147
Advances to suppliers for the purchase of property, plant and equipment	44,067	14,435
Advances to suppliers for the purchase of property, plant and equipment with related parties (Note 25)	2,444	2,075
Other tax credits	117,111	9,803
Others	6,331	1,483

Receivables, net – Non-current	318,690	177,803

	As of December 31,
	2022	2021

Value added tax	133,860	195,070
Income tax credits	400,949	44,544
Other tax credits	37,461	24,402
Employee advances and loans	6,782	5,703
Advances to suppliers	22,257	16,700
Advances to suppliers with related parties (Note 25)	6,089	7,160
Expenses paid in advance	17,850	11,785
Government tax refunds on exports	1,677	7,639
Receivables with related parties (Note 25)	17,154	26,743
Others	18,683	17,959

Receivables, net – Current	662,762	357,705